Warrants (Details) € / shares in Units, $ / shares in Units, $ in Thousands									1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 16, 2022 EUR (€) € / shares shares	Aug. 17, 2022 shares	Aug. 08, 2022 EUR (€) shares	Oct. 31, 2019 EUR (€)	Aug. 17, 2017 shares	Aug. 08, 2017 EUR (€) shares	Apr. 30, 2017 EUR (€) € / shares shares	Apr. 03, 2017 EUR (€)	Jun. 30, 2020 € / shares shares	Oct. 31, 2019 EUR (€)	Apr. 30, 2017 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2023 € / shares shares	Dec. 16, 2022 $ / shares	Dec. 15, 2022 shares	Sep. 30, 2022 EUR (€) € / shares shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2020 shares	Apr. 07, 2017 USD ($)
Warrants
Number of warrants issued													18,352,893
Warrants outstanding													16,351,314		16,351,314			917,164
Payments for redemption of warrants | $													$ 427
Ordinary shares par value | $ / shares													$ 0.01	$ 0.01
Mariadb Corporation Ab
Warrants
Number of warrants issued														9,607,720
Warrants outstanding																		4,019,757	9,607,720
Payments for redemption of warrants | $														$ 7,749
Ordinary shares par value | $ / shares														$ 0.01					$ 0.01
APHC
Warrants
Ordinary shares par value | $ / shares																$ 0.01
2017 Series C Warrants
Warrants
Number of warrants issued													1,215,345
Warrants exercise price | € / shares															€ 0.04
Warrants outstanding																		74,479
Number of warrant repurchased		326,429	5,000,194
Maximum repurchase value of warrants | €			€ 8,000,000
Maximum threshold period for repurchase of warrants after receipt of the notice			30 days
Number of warrants redeemed	326,429
Redemption price of warrants | € / shares	€ 1.19
Payments for redemption of warrants | €	€ 400,000
2017 Series C Warrants | Mariadb Corporation Ab
Warrants
Number of warrants issued														5,326,623
Warrants exercise price | € / shares																		€ 0.01
Warrants outstanding																		326,429	5,326,623
Number of warrant repurchased					326,429	5,000,194
Maximum repurchase value of warrants | €						€ 8,000,000
Maximum threshold period for repurchase of warrants after receipt of the notice						30 days
2020 Series C Warrants
Warrants
Number of warrants issued													786,234
Warrants exercise price | € / shares															€ 5.22
Warrants outstanding																		652,126
2020 Series C Warrants | Mariadb Corporation Ab
Warrants
Number of warrants issued														3,445,912
Warrants exercise price | € / shares																		€ 1.19
Warrants outstanding																		2,858,143	3,445,912
Private Warrants
Warrants
Number of warrants issued													7,310,297
Warrants exercise price | $ / shares													$ 11.50
Warrants outstanding													7,310,297		7,310,297
Loan facility with European Investment Bank | Mariadb Corporation Ab
Warrants
Maximum loan facility available | $																					$ 25,000
Loan facility with European Investment Bank | 2017 Series C Warrants
Warrants
Number of warrants issued							5,326,623				5,326,623
Maximum loan facility available | €							€ 25,000,000				€ 25,000,000
Amount of loan tranche | €										€ 15,000,000	€ 10,000,000
Threshold period prior to the maturity of the capital loan for the warrant holder to exercise the put option											30 days
Maximum fair value of shares for which warrants exercisable | €											€ 8,000,000
Loan facility with European Investment Bank | 2017 Series C Warrants | Mariadb Corporation Ab
Warrants
Maximum loan facility available | €								€ 25,000,000
Amount of loan tranche | €				€ 15,000,000				€ 10,000,000
Threshold period prior to the maturity of the capital loan for the warrant holder to exercise the put option											30 days
Maximum fair value of shares for which warrants exercisable | €											€ 8
Series C Preferred Shares | Loan facility with European Investment Bank | 2017 Series C Warrants
Warrants
Number of shares issued for each warrant							1				1
Warrants exercise price | € / shares							€ 0.01				€ 0.01
Series C Preferred Shares | Loan facility with European Investment Bank | 2017 Series C Warrants | Mariadb Corporation Ab
Warrants
Number of shares issued for each warrant							1				1
Warrants exercise price | € / shares							€ 0.01				€ 0.01
Kreos Capital IV
Warrants
Loan facility amount | €												€ 4,000,000
Number of shares issuable on exercise of warrants												190,559
Warrants exercise price | € / shares												€ 2.288
Warrants outstanding													190,559		190,559
Kreos Capital IV | Mariadb Corporation Ab
Warrants
Loan facility amount | €																		€ 4,000,000
Number of shares issuable on exercise of warrants																		190,559
Warrants exercise price | € / shares																		€ 2.29
Kreos Capital IV | Series B Preferred Shares
Warrants
Number of warrants issued												835,185
Number of shares issued for each warrant												1
Warrants exercise price | € / shares												€ 0.5220
Kreos Capital IV | Series B Preferred Shares | Mariadb Corporation Ab
Warrants
Number of warrants issued														835,185
Number of shares issued for each warrant																		1
Warrants exercise price | € / shares																		€ 0.5220
Investment agreement with several investors | 2020 Series C Warrants
Warrants
Number of warrants exercised																	2,365,078	587,769
Warrants outstanding																	493,065	2,858,143
Investment agreement with several investors | 2020 Series C Warrants | Mariadb Corporation Ab
Warrants
Number of warrants exercised																				587,769
Warrants outstanding																				2,858,143
Investment agreement with several investors | Series C Preferred Shares | 2020 Series C Warrants
Warrants
Number of warrants issued									3,445,912
Number of shares issued for each warrant									1			1
Warrants exercise price | € / shares									€ 1.1859
Number of shares issued (in shares)									3,445,912
Investment agreement with several investors | Series C Preferred Shares | 2020 Series C Warrants | Mariadb Corporation Ab
Warrants
Number of warrants issued									3,445,912
Number of shares issued for each warrant									1											1
Warrants exercise price | € / shares									€ 1.1859
Number of shares issued (in shares)									3,445,912